Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 Vessel MT m³
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	38
Exporting capacity per year | MT	1,000,000
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	31
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	7
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	20,600
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	38,000